Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,317	¥ 2,309	[1]
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	1,845	1,910
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	423	376
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 49	¥ 23

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).